Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

11. STOCK-BASED COMPENSATION

Stock Incentive Plans

2021 Plan

In March 2021, the Company adopted the iSpecimen Inc. 2021 Stock Incentive Plan, which was subsequently amended in June 2021 and then on May 25, 2022 (the “2021 Plan”). The 2021 Plan was adopted to enhance the Company’s ability to attract, retain and motivate employees, officers, directors, consultants, and advisors by providing such persons with equity ownership opportunities and performance-based incentives. The 2021 Plan authorizes options, restricted stock, RSUs and other stock-based awards. The Company’s board of directors, or any committee to which the board of directors delegates such authority, has the sole discretion in administering, interpreting, amending, or accelerating the 2021 Plan. Awards may be made under the 2021 Plan for up to 30,400 shares of the Company’s common stock, and the 2021 Plan was made effective with the completion of the IPO.

On May 24, 2023, at the Company’s annual meeting of stockholders, the stockholders approved an amendment to the 2021 Plan to increase the number of shares under the 2021 Plan from 30,400 shares of common stock to 93,475 shares of common stock.

No equity awards were granted under the 2021 Plan during the three and six months ended June 30, 2025. During the three and six months ended June 30, 2024, 750 and 4,767 equity awards were granted under the 2021 Plan, respectively. As of June 30, 2025, there were 72,148 shares of common stock available for future grants under the 2021 Plan.

2013 Plan

The iSpecimen Inc. 2013 Stock Incentive Plan (the “2013 Plan”) was adopted on April 12, 2013 and subsequently amended on July 29, 2015. The aggregate number of shares of common stock that may be issued pursuant to the 2013 Plan was 85,679.

No equity awards were granted under the 2013 Plan during the six months ended June 30, 2025 and 2024. According to the 2013 Plan, which was adopted by the Company’s board of directors on April 12, 2013, no awards shall be granted under the 2013 Plan after the completion of ten years from the date on which the 2013 Plan was adopted by the Company’s board of directors. Therefore, as of April 13, 2023, no further shares had been granted under the 2013 Plan.

Stock Options

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model during the six months ended June 30:

2024
Assumptions:
Risk-free interest rate	3.93% – 4.56%
Expected term (in years)	0.78 – 4.00
Expected volatility	57.49% – 58.71%
Expected dividend yield	—

A summary of stock option activity under the 2021 Plan and 2013 Plan is as follows:

			Weighted
			Average
	Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at December 31, 2023	14,830	$43.47	8.53	$—
Granted	5,521	7.30	—	—
Exercised	—	—	—	—
Cancelled/forfeited	(11,891)	33.99	—	—
Balance at December 31, 2024	8,460	33.20	5.20	—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	(4,555)	26.31	—	—
Balance at June 30, 2025	3,905	$41.24	6.47	$—

Options exercisable at June 30, 2025	3,413	$45.36	6.13	$—

The aggregate intrinsic value in the table above represents the difference between the Company’s stock price as of the balance sheet date and the exercise price of each in-the-money option on the last day of the period. No stock options were exercised during the six months ended June 30, 2025 and 2024.

No stock options granted during the six months ended June 30, 2025. The weighted average grant date fair value of stock options issued in the six months ended June 30, 2024 was $2.60. The following table sets forth the recorded stock options compensation expense of the Company during the three and six months ended June 30:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Operating expenses:
Technology	$—	$1,658	$—	$3,203
Sales and marketing	35	335	69	831
Supply development (recovery)	(393)	220	84	431
Fulfillment	292	—	804	869
General and administrative	—	15,882	—	32,201
Total stock options expense (recovery)	$(66)	$18,095	$957	$37,535

As of June 30, 2025 and 2024, a total of $2,696 and $72,233 of unamortized compensation expense is being recognized over the remaining requisite service period of 3.25 and 2.26 years, respectively.

Restricted Stock Units

A summary of RSUs activity under the 2021 Plan and 2013 Plan is as follows:

		Weighted
	RSUs Outstanding	Average Grant Date Fair Value
Unvested Balance at December 31, 2023	5,630	$113.09
Granted	—	—
Vested	(1,800)	120.36
Forfeited	(3,008)	102.66
Unvested Balance at December 31, 2024	822	$132.34
Granted	—	—
Vested	(338)	116.38
Forfeited	(369)	109.99
Unvested Balance at June 30, 2025	115	$100.02

The Company recorded RSUs compensation expense during the three and six months ended June 30, 2025 and 2024 as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Operating expenses:
Technology (recovery)	$(184)	$22,833	$2,691	$49,776
Sales and marketing (recovery)	(23)	9,508	8,785	25,417
Supply development	—	52	—	277
Fulfillment	2,076	8,217	8,891	17,728
General and administrative (recovery)	—	20,932	(3,620)	42,829
Total RSU expense	$1,869	$61,542	$16,747	$136,027

As of June 30, 2025 and 2024, the total unrecognized stock-based compensation expense related to unvested RSUs was $6,912 and $311,044, and it is expected to be recognized on a straight-line basis over a weighted average period of approximately 0.75 and 1.35 years, respectively.

11.	STOCK-BASED COMPENSATION

Stock Incentive Plans

2021 Plan

In March 2021, the Company adopted the iSpecimen Inc. 2021 Stock Incentive Plan, which was subsequently amended in June 2021 and then on May 25, 2022 (the “2021 Plan”). The 2021 Plan was adopted to enhance the Company’s ability to attract, retain and motivate employees, officers, directors, consultants, and advisors by providing such persons with equity ownership opportunities and performance-based incentives. The 2021 Plan authorizes options, restricted stock, RSUs and other stock-based awards. The Company’s board of directors, or any committee to which the board of directors delegates such authority, has the sole discretion in administering, interpreting, amending, or accelerating the 2021 Plan. Awards may be made under the 2021 Plan for up to 30,400 shares of the Company’s common stock, and the 2021 Plan was made effective with the completion of the IPO.

On May 24, 2023, at the Company’s annual meeting of stockholders, the stockholders approved an amendment to the 2021 Plan to increase the number of shares under the 2021 Plan from 30,400 shares of common stock to 93,475 shares of common stock.

During the years ended December 31, 2024 and 2023, 5,521 and 9,109 equity awards were granted under the 2021 Plan, respectively. As of December 31, 2024, there were 67,224 shares of common stock available for future grants under the 2021 Plan.

2013 Plan

The iSpecimen Inc. 2013 Stock Incentive Plan (the “2013 Plan”) was adopted on April 12, 2013 and subsequently amended on July 29, 2015. The aggregate number of shares of common stock that may be issued pursuant to the 2013 Plan was 85,679.

No equity awards were granted under the 2013 Plan during the year ended December 31, 2024 and 2023. According to the 2013 Plan, which was adopted by the Company’s board of directors on April 12, 2013, no awards shall be granted under the 2013 Plan after the completion of ten years from the date on which the 2013 Plan was adopted by the Company’s board of directors. Therefore, as of April 13, 2023, no further shares had been granted under the 2013 Plan.

Stock Options

The following assumptions were used to estimate the fair value of stock options granted using the Black- Scholes-Merton option pricing model during the years ended December 31:

	2024	2023
Assumptions:
Risk-free interest rate	3.49% – 4.56%	3.75% – 4.52%
Expected term (in years)	0.27 – 4.00	0.61 – 4.00
Expected volatility	57.28% –58.71%	59.17% – 59.95%
Expected dividend yield	—	—

A summary of stock option activity under the 2021 and 2013 Plans is as follows:

			Weighted
			Average
			Remaining
	Options	Weighted Average	Contractual Term	Aggregate
	Outstanding	Exercise Price	in Years	Intrinsic Value
Balance at December 31, 2023	14,830	$43.47	8.53	$—
Granted	5,521	7.30	—	—
Exercised	—	—	—	—
Cancelled/forfeited	(11,891)	33.99	—	—
Balance at December 31, 2024	8,460	$33.20	5.20	$—

Options exercisable at December 31, 2024	6,356	$40.47	3.91	$—

The aggregate intrinsic value in the table above represents the difference between the Company’s stock price as of the balance sheet date and the exercise price of each in-the-money option on the last day of the period. No stock options were exercised during the year ended December 31, 2024. The aggregate intrinsic value of stock options exercised was approximately $48,494 during the year ended December 31, 2023.

The weighted-average grant date fair value of stock options issued in the years ended December 31, 2024 and 2023 was $7.30 and $10.60, respectively. The following table sets forth the recorded stock options compensation expense of the Company during the years ended December 31:

	2024	2023
Operating expenses:
Technology	$2,639	$7,638
Sales and marketing	1,168	2,640
Supply development	1,904	973
Fulfillment	1,976	2,781
General and administrative	41,807	101,123
Total stock options expense	$49,494	$115,155

As of December 31, 2024 and 2023, a total of $10,094 and $110,375 of unamortized compensation expense is being recognized over the remaining requisite service period of 2.72 years and 2.72 years, respectively.

Restricted Stock Units

A summary of RSUs activity under the 2021 Plan and 2013 Plan is as follows:

		Weighted
	RSUs	Average Grant
	Outstanding	Date Fair Value
Unvested Balance at December 31, 2023	5,630	$113.09
Granted	—	—
Vested	(1,800)	120.36
Forfeited	(3,008)	102.66
Unvested Balance at December 31, 2024	822	$132.34

The Company recorded RSUs compensation expense during the year ended December 31, 2024 and 2023 as follows:

	2024	2023
Operating expenses:
Technology	$57,073	$134,126
Sales and marketing	46,744	63,750
Supply development	399	6,035
Fulfillment	38,666	52,591
General and administrative	57,299	88,009
Total RSU expense	$200,181	$344,511

As of December 31, 2024 and 2023, the total unrecognized stock-based compensation expense related to unvested RSUs was $83,804 and $591,953, respectively, and it is expected to be recognized on a straight-line basis over a weighted average period of approximately 0.96 years and 1.86 years, respectively.